SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF REVENUE SALES OF READERS CARTRIDGES AND ACCESSORIES

Revenue from the IFPG segment relates to the sale of readers, cartridges and accessories and is summarized as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022	2021
Sales of goods - cartridges	$252,682	$—	$467,043	$—	$—
Sales of goods - readers	134,366	—	237,554	—	—
Other sales	70,010	—	109,140	—	—
Total revenue	$457,058	$—	$813,737	$—	$—